Annual Fund Operating Expenses	Mar. 31, 2024
Schwab Ariel ESG ETF | Schwab Ariel ESG ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.59%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.59%
Schwab Crypto Thematic ETF | Schwab Crypto Thematic ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.30%